NUVEEN STRATEGY AGGRESSIVE GROWTH ALLOCATION FUND

SUPPLEMENT DATED JUNE 24, 2014

TO THE SUMMARY PROSPECTUS DATED DECEMBER 31, 2013

Class B shares of Nuveen Strategy Aggressive Growth Allocation Fund are no longer being offered.

PLEASE KEEP THIS WITH YOUR

FUND’S SUMMARY PROSPECTUS

FOR FUTURE REFERENCE

MGN-SAGAS-0614P